Stock-Based Compensation - Schedule of Restricted Stock Unit Activity (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Time-based Restricted Stock Units
Units (In thousands)
Beginning balance (in shares)	998,276	998,276
Granted (in shares)		879,664
Performance adjustment (in shares)		(7,910)
Vested (in shares)		(462,874)
Forfeited (in shares)		(120,351)
Ending balance (in shares)		1,286,805	998,276
Shares vested, but not released (in shares)		46,890
Total outstanding restricted stock units (in shares)		1,333,695
Aggregate intrinsic value, nonvested		$ 16.5	$ 21.4
Aggregate intrinsic value, shares vested but not released		0.6
Aggregate intrinsic value, total outstanding restricted stock units		$ 17.1
Market-Based Restricted Stock Units
Units (In thousands)
Beginning balance (in shares)	309,045	309,045
Granted (in shares)		60,434
Performance adjustment (in shares)		(40,275)
Vested (in shares)	(155,483)	(53,370)
Forfeited (in shares)		(18,247)
Ending balance (in shares)		257,587	309,045
Total outstanding restricted stock units (in shares)		257,587
Aggregate intrinsic value, nonvested		$ 3.3	$ 6.6
Aggregate intrinsic value, total outstanding restricted stock units		$ 3.3
Directors | Restricted Stock Units
Units (In thousands)
Granted (in shares)		20,248	13,834	12,036
Vested awards, weighted average grant date fair value (in USD per share)		$ 8.42